Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2021 and 2020, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $95.8 million and $40.6 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $173.6 million and $49.4 million, respectively. As of December 31, 2021 and 2020, finance lease liabilities included in other secured debt were $140.5 million and $110.7 million, respectively.
As of December 31, 2021 and 2020, supplemental balance sheet information related to leases was as follows:

	December 31, 2021		December 31, 2020
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.0	15.3	8.3	15.5
Weighted average discount rate	3.5%	6.5%	6.6%	6.5%
As of December 31, 2021, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2022	$46,763	$12,361
2023	49,679	12,361
2024	46,725	12,361
2025	12,393	12,361
2026	6,850	12,361
Thereafter	30,824	185,843
Total lease payments	$193,234	$247,648
Less imputed interest	(19,639)	(107,185)
Present value of lease liabilities	$173,595	$140,463

Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2021 and 2020, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $95.8 million and $40.6 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $173.6 million and $49.4 million, respectively. As of December 31, 2021 and 2020, finance lease liabilities included in other secured debt were $140.5 million and $110.7 million, respectively.
As of December 31, 2021 and 2020, supplemental balance sheet information related to leases was as follows:

	December 31, 2021		December 31, 2020
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	5.0	15.3	8.3	15.5
Weighted average discount rate	3.5%	6.5%	6.6%	6.5%
As of December 31, 2021, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2022	$46,763	$12,361
2023	49,679	12,361
2024	46,725	12,361
2025	12,393	12,361
2026	6,850	12,361
Thereafter	30,824	185,843
Total lease payments	$193,234	$247,648
Less imputed interest	(19,639)	(107,185)
Present value of lease liabilities	$173,595	$140,463